Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Balance at the beginning of the period	R$ 440,113	R$ 382,485	R$ 430,484
Establishment / Reversal of provisions for contingent commitments	347,724	57,628	(47,999)
Balance at end of year	R$ 787,837	R$ 440,113	R$ 382,485